Related party transactions (Detail)	12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended								12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2014 CAD Facility	Dec. 31, 2013 CAD	Dec. 31, 2011 Emera USD ($)	Jan. 01, 2013 Series C Preferred Stock	Dec. 31, 2013 Parties CAD	Dec. 31, 2014 Algonquin Power Systems Ltd. CAD	Dec. 31, 2013 Algonquin Power Systems Ltd. CAD	Dec. 31, 2014 Algonquin Power Management Inc. CAD	Dec. 31, 2013 Algonquin Power Management Inc. CAD	Dec. 31, 2003 Algonquin Power Management Inc. CAD	Dec. 31, 2004 Algonquin Power Management Inc. CAD	Dec. 31, 2004 Algonquin Power Management Inc. Legal fees expense CAD	Jan. 01, 2013 Algonquin Power Management Inc. Class B limited partnership units	Jan. 01, 2013 Senior Executives Series C Preferred Stock	Dec. 31, 2011 Maine Public Service Company USD ($)	Dec. 31, 2014 Maine Public Service Company Energy Service USD ($)	Dec. 31, 2013 Maine Public Service Company Energy Service USD ($)	Dec. 31, 2014 Emera Natural Gas USD ($)	Dec. 31, 2013 Emera Natural Gas USD ($)	Dec. 31, 2014 Spouse of Senior Executive CAD	Dec. 31, 2013 Spouse of Senior Executive CAD	Dec. 31, 2014 St. Leon Limited Partnership Senior Executives	Dec. 31, 2013 Rattlebrook hydroelectric facility CAD MW	Dec. 31, 2012 Rattlebrook hydroelectric facility MW	Dec. 31, 2012 Rattlebrook hydroelectric facility Parties	Dec. 31, 2014 Long Sault Hydro Facility MW note	Dec. 31, 2013 Long Sault Hydro Facility MW	Dec. 31, 2014 Long Sault Hydro Facility Algonquin Power Management Inc.	Dec. 31, 2013 Long Sault Hydro Facility Algonquin Power Co CAD	Dec. 31, 2014 Brampton Cogeneration Plant Algonquin Power Management Inc.	Dec. 31, 2004 Brampton Cogeneration Plant Algonquin Power Management Inc.	Dec. 31, 2014 Minimum Brampton Cogeneration Plant Algonquin Power Management Inc.
Transactions with Third Party [Line Items]
Reimbursement of fees					1,829,000							1,000,000
Reimbursement of expenses					812,000
Amounts due from related party						47,000	47,000
Number of facilities	3
Project power capacity																							4	4		18	18
Interest on hydroelectric generating facility																								45.00%
Equity interest in hydroelectric generating facility held by senior executives																									55.00%
Number of notes acquired from original partnership																										2
Percentage of future cash flows of the facility																												5.00%		50.00%
Units of partnership interests (in units)																															50
Percent return on investment																																15.00%
Payments to acquire partnership interests	25,432,000	0																											3,780,000
Adjustment of deferred tax liability																													10,692,000
Adjustment to equity for shareholders																													14,601,000
Ownership interest exchange																							45.00%
Proceeds from sale of interest in investment																							3,408,000
Tax																							422,000
Fees received for related party transactions		400,000
Investment in partnership units (in units)													100									100
Preferred stock shares issued (in shares)				100										36
Base lease costs								315,000	310,000
Cost in connection with aircraft								709,000	472,000
Legal fees funded										2,000,000
Accumulated legal fees											2,000,000
Inter-company Sales																5,780,000	6,042,000
Corporate guarantee			1,000,000												3,000,000
Standard offer service contract															3 years
Corporate guarantee and letter of credit															100,000
Purchases from related party																		5,006,000	1,304,000
Related party transactions, expenses paid																				192,000	45,000